Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Interest Rate Swaps
Interest rate swaps asset
Gross amounts presented in the consolidated balance sheet	$ 0	$ 84
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(52)
Net amount	0	32
Interest rate swaps liability
Gross amounts presented in the consolidated balance sheet	(49,884)	(5,798)
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	52
Net amount	(49,884)	(5,746)
Foreign Exchange Swaps
Interest rate swaps asset
Gross amounts presented in the consolidated balance sheet	170	1,246
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	0
Net amount	170	1,246
Interest rate swaps liability
Gross amounts presented in the consolidated balance sheet	(607)	0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	0
Net amount	$ (607)	$ 0